Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Apr. 27, 2016	Sep. 30, 2015	Sep. 30, 2014
Advisor Class Shares
Account Value [Line Items]
Account Value	$ 23,600	$ 20,010	$ 16,340	$ 18,710	$ 13,710	$ 13,220	$ 13,800	$ 11,880	$ 10,260	$ 10,000
Class A Shares
Account Value [Line Items]
Account Value	21,850	18,580	15,210	17,490	12,850	12,430	13,000	11,220	9,700		$ 8,790	$ 9,430
Class C Shares
Account Value [Line Items]
Account Value	21,570	18,470	15,240	17,620	13,040	12,710	13,390	11,650	10,150		9,260	10,000
SP 500 Index
Account Value [Line Items]
Account Value	31,970	23,440	19,280	22,810	17,540	15,230	14,610	12,390	10,450	10,000
Russell 1000 Value Index 1
Account Value [Line Items]
Account Value	22,870	17,900	15,640	17,650	13,070	13,760	13,230	12,090	10,500	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,100	25,740	21,170	25,040	19,260	16,730	16,040	13,610	11,470		9,940	10,000
Russell 1000 Value Index 2
Account Value [Line Items]
Account Value	24,170	18,920	16,530	18,650	13,820	14,550	13,990	12,780	11,110		9,560	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 24,170	$ 18,920	$ 16,530	$ 18,650	$ 13,820	$ 14,550	$ 13,990	$ 12,780	$ 11,100		$ 9,560	$ 10,000